DIVIDENDS AND DISTRIBUTIONS	12 Months Ended
Dec. 31, 2015
DIVIDENDS AND DISTRIBUTIONS
DIVIDENDS AND DISTRIBUTIONS
15.   DIVIDENDS AND DISTRIBUTIONS

The following table summarizes the Company’s dividends declared during the years ended December 31, 2015, 2014 and 2013 ($ in thousands, except per share data):

Date declared	Record date	Payment date	Per share amount	Total amount
November 5, 2015	December 31, 2015	January 19, 2016	$0.25	$7,152
July 30, 2015	September 30, 2015	October 15, 2015	0.25	7,152
May 7, 2015	June 30, 2015	July 15, 2015	0.25	7,152
March 5, 2015	March 31, 2015	April 15, 2015	0.25	7,146
Total cash dividends declared for the year ended December 31, 2015			$1.00	$28,602
November 10, 2014	December 31, 2014	January 15, 2015	$0.25	$7,147
August 6, 2014	September 30, 2014	October 15, 2014	0.25	7,151
May 7, 2014	June 30, 2014	July 16, 2014	0.25	7,151
March 17, 2014	March 31, 2014	April 16, 2014	0.25	7,147
Total cash dividends declared for the year ended December 31, 2014			$1.00	$28,596
November 13, 2013	December 31, 2013	January 22, 2014	$0.25	$7,127
August 7, 2013	September 30, 2013	October 17, 2013	0.25	7,119
May 15, 2013	June 28, 2013	July 18, 2013	0.25	6,822
March 14, 2013	April 08, 2013	April 18, 2013	0.25	2,317
Total cash dividends declared for the year ended December 31, 2013			$1.00	$23,385